DEBT - Long-term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt
Total Debt Current	$ 4	$ 566
Total Debt Non-Current	4,061	4,049
2017 Convertible Senior Notes, net
Debt
Total Debt Current		561
2019 Senior Notes, net
Debt
Total Debt Non-Current	625	624
2022 Senior Notes, net
Debt
Total Debt Non-Current	985	984
2035 Senior Notes, net
Debt
Total Debt Non-Current	594	594
2039 Senior Notes, net
Debt
Total Debt Non-Current	859	858
2042 Senior Notes, net
Debt
Total Debt Non-Current	984	984
Other
Debt
Total Debt Current	4	5
Total Debt Non-Current	14	$ 5
Other | Tanami Power project | Construction-in-progress
Debt
Total Debt Non-Current	$ 14